VictoryShares Corporate Bond ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Corporate Bond ETF | VictoryShares Corporate Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0